Fair Value [Text Block]	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value [Text Block]
32.	FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance on fair value measurements also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•	Level 2—Observable inputs other than Level 1 prices for substantially the full term of the instruments, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; other inputs that are observable; or market-corroborated inputs.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value upon election of the fair value option and fair value is measured using discounted cash flows. Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, and marketable equity securities.

When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

As for quoted prices provided by third-party vendors, independent price verification is performed by the MUFG group to determine the quality and reliability of the data for fair value measurement purposes. As part of its independent price verification procedures, the MUFG group obtains a sufficient understanding of the vendors’ pricing sources and valuation processes. Further, the MUFG group assesses the vendors’ prices to ensure that they are representative of fair value by (i) confirming that the price provided by the vendors corresponds to other vendors’ prices, (ii) performing a variance analysis that monitors daily pricing changes, and (iii) evaluating the differences between vendors’ prices as well as the results of the variance analysis.

When quoted prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial paper, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial paper, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on the yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rate applicable to the maturity of the bonds. Corporate bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending primarily on the significance of the adjustments to the unobservable input of credit worthiness. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighing the estimated fair value amounts from internal valuation techniques and the non-binding quotes from the independent broker-dealers. The weight of the quotes from independent broker-dealers is determined based on the result of inquiries with the broker-dealers to understand their basis of fair value calculation with consideration given to transaction volume. Key inputs to the internal valuation techniques include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), prepayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable in an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include Available-for-sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading account securities described above. Investment securities also include investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques previously described in the section entitled “Trading Accounts Assets and Liabilities—Trading Account Securities” above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Derivatives” above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at the fair values of the securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair value due to the election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation techniques are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives to factor in counterparty credit exposure. As not all counterparties have the same credit risk, it is necessary, in calculating credit risk adjustments, to take into account probability of a default event occurring for each counterparty which is primarily derived from observed or estimated spreads on credit default swaps. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and the legal right of offset with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the difference between its funding rate and market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent observable prices of such instruments are not available or such instruments are traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the uncertainty inherent in the resulting valuation estimate.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly hedge funds, private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group’s investments in hedge funds are generally redeemable on a monthly basis with 15 days advance notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2015 and 2016:

At March 31, 2015	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,812,037	¥9,513,664	¥860,418	¥30,186,119
Debt securities
Japanese national government and Japanese government agency bonds	3,801,877	235,175	—	4,037,052
Japanese prefectural and municipal bonds	—	141,390	—	141,390
Foreign governments and official institutions bonds	14,674,376	1,661,959	66,197	16,402,532
Corporate bonds	—	3,944,861	96,918	4,041,779
Residential mortgage-backed securities	—	1,679,135	38,730	1,717,865
Asset-backed securities	—	233,147	586,635	819,782
Other debt securities	—	13,369	37,812	51,181
Commercial paper	—	1,194,922	—	1,194,922
Equity securities(2)	1,335,784	409,706	34,126	1,779,616
Trading derivative assets	151,217	16,446,522	121,045	16,718,784
Interest rate contracts	50,492	11,342,398	42,373	11,435,263
Foreign exchange contracts	3,317	4,850,363	12,884	4,866,564
Equity contracts	97,408	101,212	51,830	250,450
Commodity contracts	—	82,464	13,819	96,283
Credit derivatives	—	70,085	139	70,224
Investment securities:
Available-for-sale securities	39,455,720	7,632,847	401,837	47,490,404
Debt securities
Japanese national government and Japanese government agency bonds	32,214,231	3,191,401	—	35,405,632
Japanese prefectural and municipal bonds	—	194,415	—	194,415
Foreign governments and official institutions bonds	1,126,729	526,126	29,649	1,682,504
Corporate bonds	—	1,236,340	19,284	1,255,624
Residential mortgage-backed securities	—	931,635	93	931,728
Commercial mortgage-backed securities	—	203,797	3,785	207,582
Asset-backed securities	—	1,079,317	166,723	1,246,040
Other debt securities	—	—	182,303	182,303
Marketable equity securities	6,114,760	269,816	—	6,384,576
Other investment securities	—	—	22,537	22,537
Others(3)(4)	327,360	14,036	4,540	345,936

Total	¥59,746,334	¥33,607,069	¥1,410,377	¥94,763,780

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥82,743	¥15,720	¥—	¥98,463
Trading derivative liabilities	154,767	16,694,360	81,795	16,930,922
Interest rate contracts	42,790	11,284,872	13,299	11,340,961
Foreign exchange contracts	2,930	5,168,200	4,483	5,175,613
Equity contracts	109,047	90,285	45,924	245,256
Commodity contracts	—	82,718	14,752	97,470
Credit derivatives	—	68,285	3,337	71,622
Obligation to return securities received as collateral	2,476,588	174,563	—	2,651,151
Others(5)	—	711,055	36,293	747,348

Total	¥2,714,098	¥17,595,698	¥118,088	¥20,427,884

At March 31, 2016	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,191,424	¥9,242,800	¥891,403	¥29,325,627
Debt securities
Japanese national government and Japanese government agency bonds	1,292,815	276,643	—	1,569,458
Japanese prefectural and municipal bonds	—	130,467	2,467	132,934
Foreign governments and official institutions bonds	16,959,757	1,081,655	57,470	18,098,882
Corporate bonds	—	3,618,649	98,236	3,716,885
Residential mortgage-backed securities	—	3,163,571	23,540	3,187,111
Asset-backed securities	—	127,180	630,247	757,427
Other debt securities	—	6,515	35,944	42,459
Commercial paper	—	502,417	—	502,417
Equity securities(2)	938,852	335,703	43,499	1,318,054
Trading derivative assets	100,689	21,282,170	116,913	21,499,772
Interest rate contracts	17,567	16,414,291	50,185	16,482,043
Foreign exchange contracts	13,148	4,678,409	4,349	4,695,906
Equity contracts	69,974	67,179	46,337	183,490
Commodity contracts	—	61,196	15,787	76,983
Credit derivatives	—	61,095	255	61,350
Investment securities:
Available-for-sale securities	32,836,477	8,014,480	375,274	41,226,231
Debt securities
Japanese national government and Japanese government agency bonds	26,241,677	2,886,164	—	29,127,841
Japanese prefectural and municipal bonds	—	454,998	—	454,998
Foreign governments and official institutions bonds	1,247,768	805,359	20,941	2,074,068
Corporate bonds	—	999,685	23,595	1,023,280
Residential mortgage-backed securities	—	886,737	15	886,752
Commercial mortgage-backed securities	—	186,365	3,764	190,129
Asset-backed securities	—	1,508,501	158,281	1,666,782
Other debt securities	—	14,107	168,678	182,785
Marketable equity securities	5,347,032	272,564	—	5,619,596
Other investment securities	—	—	24,689	24,689
Others(3)(4)	388,577	12,095	4,629	405,301

Total	¥52,517,167	¥38,551,545	¥1,412,908	¥92,481,620

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥71,995	¥5,462	¥—	¥77,457
Trading derivative liabilities	110,601	20,751,295	85,659	20,947,555
Interest rate contracts	8,969	16,254,674	11,972	16,275,615
Foreign exchange contracts	6,210	4,325,227	3,114	4,334,551
Equity contracts	95,422	62,688	54,252	212,362
Commodity contracts	—	55,301	16,132	71,433
Credit derivatives	—	53,405	189	53,594
Obligation to return securities received as collateral	1,840,584	78,482	—	1,919,066
Others(5)	—	502,439	(9,821)	492,618

Total	¥2,023,180	¥21,337,678	¥75,838	¥23,436,696

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Includes investments valued at net asset value of ¥27,266 million and ¥11,938 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments at March 31, 2015 and 2016 were ¥7,206 million and ¥18,027 million, respectively. These investments were mainly in private equity funds.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively, and those at March 31, 2016 were ¥1,905 million, nil and ¥1,878 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2015 were nil, nil and ¥1,790 million, respectively, and those at March 31, 2016 were nil, nil and ¥104 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal years ended March 31, 2015 and 2016, the transfers between Level 1 and Level 2 were as follows:

	2015		2016
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥—	¥—	¥26,388
Equity securities	—	3,605	—	—
Investment securities:
Available-for-sale securities
Debt securities
Japanese national government and Japanese government agency bonds	1,694,554	—	—	—
Marketable equity securities	9,528	9,705	26,889	10,253
Liabilities
Obligation to return securities received as collateral	106,197	—	—	—

Note:

(1)	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.

In general, the transfers from Level 1 into Level 2 comprised of securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were no longer available at the end of the period. The transfers from Level 2 into Level 1 comprised of securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period.

For the fiscal year ended March 31, 2015, certain Japanese national government bonds, which are accounted for as Available-for-sale securities, were transferred from Level 1 to Level 2 since a decrease in the volume or level of activity for such securities was identified based on an analysis of the current market activity.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2015 and 2016. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (that is, inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2014	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2015	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2015
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥658,917	¥113,247	(2)	¥—	¥765,670	¥—	¥(461,312)	¥(169,549)	¥97,159		¥(143,714)		¥860,418	¥94,456	(2)
Debt securities
Foreign governments and official institutions bonds	15,450	12,980		—	119,117	—	(62,758)	(69,405)	51,849		(1,036)		66,197	9,331
Corporate bonds	132,518	5,810		—	66,604	—	(3,207)	(8,252)	45,300	(6)	(141,855	)(6)	96,918	4,653
Residential mortgage-backed securities	11,601	7,855		—	216,367	—	(188,947)	(7,323)	—		(823)		38,730	5,785
Asset-backed securities	439,664	79,961		—	349,105	—	(197,526)	(84,569)	—		—		586,635	69,443
Other debt securities	32,565	5,247		—	—	—	—	—	—		—		37,812	5,247
Equity securities	27,119	1,394		—	14,477	—	(8,874)	—	10		—		34,126	(3)
Trading derivatives—net	8,864	29,689	(2)	662	5,745	(3,929)	—	(3,851)	9,026		(6,956)		39,250	24,869	(2)
Interest rate contracts—net	13,676	17,473		344	37	(23)	—	(349)	2,780		(4,864)		29,074	7,124
Foreign exchange contracts—net	(7,038)	10,164		159	4,358	(2,009)	—	(984)	6,246		(2,495)		8,401	14,964
Equity contracts—net	4,195	4,924		274	449	(449)	—	(3,487)	—		—		5,906	4,700
Commodity contracts—net	(622)	(484)		84	901	(1,448)	—	233	—		403		(933)	1,356
Credit derivatives—net	(1,347)	(2,388)		(199)	—	—	—	736	—		—		(3,198)	(3,275)
Investment securities:
Available-for-sale securities	544,688	(2,958	)(3)	50,268	272,001	—	(23,691)	(294,201)	1,969		(146,239)		401,837	(2,946	)(3)
Debt securities
Foreign governments and official institutions bonds	151,647	—		5,469	1,942	—	—	(2,241)	—		(127,168)		29,649	—
Corporate bonds	75,849	(551)		(312)	9,231	—	(6,053)	(41,778)	1,969	(6)	(19,071	)(6)	19,284	(2,966)
Residential mortgage-backed securities	19,258	11		192	—	—	(17,638)	(1,730)	—		—		93	—
Commercial mortgage-backed securities	3,112	—		747	—	—	—	(74)	—		—		3,785	—
Asset-backed securities	109,876	(2,418)		20,328	242,349	—	—	(203,412)	—		—		166,723	20
Other debt securities	184,946	—		23,844	18,479	—	—	(44,966)	—		—		182,303	—
Other investment securities	26,201	9,826	(4)	—	2,298	—	(15,788)	—	—		—		22,537	620	(4)
Others	5,598	1,761	(4)	—	485	—	(2,999)	(305)	—		—		4,540	756	(4)

Total	¥1,244,268	¥151,565		¥50,930	¥1,046,199	¥(3,929)	¥(503,790)	¥(467,906)	¥108,154		¥(296,909)		¥1,328,582	¥117,755

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥305	¥—	¥—	¥(305)	¥—		¥—		¥—	¥—
Others	92,867	(48,852	)(4)	(3,456)	—	554	—	(41,834)	8,423		(76,025)		36,293	(13,945	)(4)

Total	¥92,867	¥(48,852)		¥(3,456)	¥305	¥554	¥—	¥(42,139)	¥8,423		¥(76,025)		¥36,293	¥(13,945)

	March 31, 2015	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2016	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2016
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥860,418	¥(51,288	)(2)	¥—	¥371,844	¥—	¥(162,978)	¥(142,706)	¥53,054		¥(36,941)		¥891,403	¥(57,021	)(2)
Debt securities
Japanese prefectural and municipal bonds	—	251		—	11,945	—	(9,729)	—	—		—		2,467	78
Foreign governments and official institutions bonds	66,197	(4,236)		—	68,443	—	(19,550)	(53,384)	—		—		57,470	(4,275)
Corporate bonds	96,918	(3,561)		—	56,964	—	(51,705)	(16,484)	53,045	(6)	(36,941	)(6)	98,236	(3,028)
Residential mortgage-backed securities	38,730	(1,441)		—	—	—	—	(13,749)	—		—		23,540	(1,585)
Asset-backed securities	586,635	(42,607)		—	223,130	—	(79,339)	(57,572)	—		—		630,247	(46,335)
Other debt securities	37,812	(1,868)		—	—	—	—	—	—		—		35,944	(1,868)
Equity securities	34,126	2,174		—	11,362	—	(2,655)	(1,517)	9		—		43,499	(8)
Trading derivatives—net	39,250	(6,586	)(2)	(214)	4,099	(3,460)	—	1,948	4,684		(8,467)		31,254	5,755	(2)
Interest rate contracts—net	29,074	7,912		(115)	7	—	—	4,687	515		(3,867)		38,213	13,667
Foreign exchange contracts—net	8,401	(2,404)		(107)	3,024	(2,941)	—	(3,712)	4,101		(5,127)		1,235	(3,322)
Equity contracts—net	5,906	(12,227)		(12)	172	(172)	—	(1,582)	—		—		(7,915)	(5,323)
Commodity contracts—net	(933)	52		(12)	896	(347)	—	(1)	—		—		(345)	860
Credit derivatives—net	(3,198)	81		32	—	—	—	2,556	68		527		66	(127)
Investment securities:
Available-for-sale securities	401,837	(9,124	)(3)	66	331,478	—	(802)	(351,358)	6,187		(3,010)		375,274	229	(3)
Debt securities
Foreign governments and official institutions bonds	29,649	—		121	2,151	—	—	(10,980)	—		—		20,941	—
Corporate bonds	19,284	1,156		(258)	1,150	—	(366)	(2,015)	6,187	(6)	(1,543	)(6)	23,595	236
Residential mortgage-backed securities	93	—		—	—	—	—	(78)	—		—		15	—
Commercial mortgage-backed securities	3,785	—		219	—	—	—	(240)	—		—		3,764	—
Asset-backed securities	166,723	(10,280)		30	312,497	—	—	(310,689)	—		—		158,281	(7)
Other debt securities	182,303	—		(46)	15,680	—	(436)	(27,356)	—		(1,467)		168,678	—
Other investment securities	22,537	984	(4)	—	3,323	—	(2,155)	—	—		—		24,689	(270	)(4)
Others	4,540	730	(4)	—	190	—	(831)	—	—		—		4,629	345	(4)

Total	¥1,328,582	¥(65,284)		¥(148)	¥710,934	¥(3,460)	¥(166,766)	¥(492,116)	¥63,925		¥(48,418)		¥1,327,249	¥(50,962)

Liabilities
Others	¥36,293	¥35,111	(4)	¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989	(4)

Total	¥36,293	¥35,111		¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989

Notes:

(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥5,290	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	41.4%
			Correlation between interest rates	37.5%~54.0%	51.6%
	29,649	Return on equity method	Probability of default	0.0%~0.9%	0.2%
			Recovery rate	60.0%~80.0%	72.0%
			Market-required return on capital	8.0%~10.0%	9.8%
Corporate bonds	11,018	Discounted cash flow	Probability of default	5.0%~13.4%	7.0%
			Recovery rate	17.4%~67.6%	51.6%
	171	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	42.8%
			Correlation between interest rates	45.9%~54.0%	52.7%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	150,588	Discounted cash flow	Probability of default	2.8%~5.3%	4.4%
			Recovery rate	60.0%~76.0%	64.8%
	560,800	Internal model(4)	Asset correlations	11.0%~15.0%	14.7%
			Discount factor	1.5%~7.3%	1.8%
			Prepayment rate	5.3%~25.9%	24.6%
			Probability of default	0.0%~83.7%	— (3)
			Recovery rate	49.0%~69.5%	68.5%
Other debt securities	37,812	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	180,239	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	68.9%
			Market-required return on capital	8.0%~10.0%	10.0%

At March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	27,962	Option model	Probability of default	0.0%~13.4%
			Correlation between interest rates	10.3%~99.0%
			Correlation between interest rate and foreign exchange rate	25.9%~52.9%
			Recovery rate	41.0%~46.0%
			Volatility	38.2%~63.0%
Foreign exchange contracts—net	8,405	Option model	Probability of default	0.1%~13.4%
			Correlation between interest rates	54.0%~80.7%
			Correlation between interest rate and foreign exchange rate	32.9%~58.4%
			Correlation between underlying assets	52.6%~73.2%
			Recovery rate	41.0%~46.0%
Equity contracts—net	5,976	Option model	Correlation between interest rate and equity	5.7%~59.6%
			Volatility	0.0%~70.0%
Credit derivative contracts—net	(3,198)	Option model	Recovery rate	37.2%~37.2%
			Correlation between underlying assets	6.4%~100.0%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Japanese prefectural and municipal bonds	¥2,467	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.1%~49.7%	40.4%
			Correlation between interest rates	51.1%	51.1%
Foreign governments and official institutions bonds	831	Monte Carlo method	Correlation between interest rate and foreign exchange rate	21.1%~49.7%	28.9%
			Correlation between interest rates	37.9%~51.1%	45.5%
	20,941	Return on equity method	Probability of default	0.1%~0.9%	0.3%
			Recovery rate	60.0%~70.0%	66.8%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	8,634	Discounted cash flow	Probability of default	4.7%~13.1%	5.3%
			Recovery rate	41.0%~74.1%	55.2%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	144,897	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	65.1%
	617,350	Internal model(4)	Asset correlations	9.0%~13.0%	12.9%
			Discount factor	1.8%~4.3%	1.9%
			Prepayment rate	8.7%~20.9%	20.5%
			Probability of default	0.0%~82.1%	— (3)
			Recovery rate	51.3%~61.6%	61.4%
Other debt securities	35,944	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	168,678	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	69.3%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	37,623	Option model	Probability of default	0.1%~13.1%
			Correlation between interest rates	5.3%~99.8%
			Correlation between interest rate and foreign exchange rate	21.1%~49.7%
			Recovery rate	41.0%~47.0%
			Volatility	85.4%~201.8%
Equity contracts—net	(10,139)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	6.0%
			Correlation between equities	27.4%~65.3%
			Volatility	0.0%~106.6%
	2,348	Discounted cash flow	Term of litigation	1 year

Notes:

(1)	The fair value as of March 31, 2015 and 2016 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities”.

Sensitivity to and range of unobservable inputs

Probability of default—Probability of default is an estimate of the likelihood that the default event will occur and the MUFG Group will be unable to collect the contractual amounts. A significant increase (decrease) in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows. Probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities represents that of underlying assets, whereas probability of default used in other valuation techniques represents the counterparty default risks, determined through the MUFG Group’s credit rating system.

The wide range of probability of default used in Internal model of Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities is mainly caused by Asset-backed securities. Asset-backed securities have a large number of underlying loans, mainly corporate loans, in several industries. The MUFG Group primarily makes investments in the senior tranches of such securities, with no investments in the equity portion. Thus, the MUFG Group’s investments have higher priority of payments than mezzanine and equity and even if some of underlying loans become default, the MUFG Group may still be able to receive the full contractual payments.

For derivative contracts, the MUFG Group holds positions with a large number of counterparties with various credit quality, which results in wider range of probability of default. However, the majority of counterparties have higher ratings, categorized as “Normal” in the internal credit rating system, the inputs used to estimate fair value of derivative contracts are concentrated in the lower end of the range.

Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.

Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many debt securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.

Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. A significant increase (decrease) in volatility would cause a significant increase (decrease) in the value of an option resulting in the significant increase (decrease) in fair value.

The level of volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike price are not observable. The volatility inputs used to estimate fair value of interest rate contracts are distributed throughout the range.

Correlation—Correlation is a measure of the relationship between the movements of two variables (i.e. how the change in one variable influences a change in the other variables). A variety of correlation-related assumptions are required for a wide range of instruments including foreign governments and official institutions bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. In addition, the wide range of correlation inputs are primarily due to the complex and unique nature of these instruments. There are many different types of correlation inputs, including cross-asset correlation (such as correlation between interest rate and equity), and same-asset correlation (such as correlation between interest rates). Correlation levels are highly dependent on market conditions and could have a relatively wide range of levels within or across asset classes.

For interest rate contracts and foreign exchange contracts, the diversity in the portfolio held by the MUFG Group is reflected in wide ranges of correlation, as the fair values of transactions with a variety of currencies and tenors are determined using several foreign exchange and interest rate curves. For equity derivative contracts, the wide range of correlation between interest rate and equity is primarily due to the large number of correlation pairs with different maturities of contracts. For credit derivative contracts, the wide range of correlation between underlying assets is primarily due to factors such as reference assets with different maturities, capital structure subordinations, and credit quality.

Term of litigation—Term of litigation is the estimated period until the resolution of a certain litigation matter that relates to an issuer’s restricted shares (“Covered Litigation”) that the MUFG Group purchased, which is referenced in certain swap transactions.

These swaps are valued using a discounted cash flow methodology and are dependent upon the final resolution of the Covered Litigation. The settlement timing of the Covered Litigation is not observable in the market, therefore the estimated term is classified as a level 3 input.

The restricted shares which the MUFG Group purchased will be convertible to listed shares of the issuer at the end of the Covered Litigation. The restricted shares will be diluted dependent upon the settlement amount of the Covered Litigation and the dilution of the restricted shares is accomplished through an adjustment to the conversion rate of the restricted shares. In order to hedge the reduction of the conversion rate, the MUFG Group entered into certain swaps with the seller which references the conversion rate. The value generated by these trades is subject to the ultimate term of the issuer’s litigation, subject to a minimum term referenced within the trade contracts.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies.

In accordance with the valuation policies and procedures, fair value is determined by the risk management departments or similar sections that are independent of the front offices in order to ensure objectivity and validity of measuring fair value. An analysis performed on the determined fair value is periodically reported to the management.

When valuation techniques are used to measure fair value, the valuation techniques are required to be pre-approved by the risk management departments. If the risk management departments determine that the techniques are not consistent with market practice, the valuation techniques are modified as necessary.

Fair value measurements are verified for reasonableness by the risk management departments which are responsible to perform an analytical review of the fair value measurements which includes a comparison with market trends and information.

For broker-dealer quotes, internal price verification procedures are performed by the risk management departments. Such verification procedures include an analytical review of periodic price changes, a comparison analysis between periodic price changes and changes of indices such as a credit default swap index, or inquiries regarding the underlying inputs and assumptions used by the broker-dealers such as probability of default, prepayment rate and discount margin.

Unobservable inputs used in a Level 3 fair value measurement are internally estimated by the risk management departments based upon the market information such as observable inputs. The reasonableness of the inputs is validated by other risk management departments by a comparison analysis between the market value of financial instruments using such Level 3 inputs and the internally estimated fair value, to the extent necessary.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2015 and 2016:

	2015				2016
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥2,489	¥2,489	¥—	¥—	¥48,022	¥48,022
Loans	6,452	8,830	268,977	284,259	13,900	8,779	323,176	345,855
Loans held for sale	—	50	2,179	2,229	—	—	10,361	10,361
Collateral dependent loans	6,452	8,780	266,798	282,030	13,900	8,779	312,815	335,494
Premises and equipment	—	—	6,072	6,072	—	—	11,658	11,658
Intangible assets	—	—	200	200	—	—	6,210	6,210
Goodwill	—	—	14,032	14,032	—	—	58,887	58,887
Other assets	—	—	9,783	9,783	—	—	8,274	8,274
Investments in equity method investees(1)	—	—	1,379	1,379	—	—	1,541	1,541
Other	—	—	8,404	8,404	—	—	6,733	6,733

Total	¥6,452	¥8,830	¥301,553	¥316,835	¥13,900	¥8,779	¥456,227	¥478,906

Note:

(1)	Includes investments valued at net asset value of ¥2,130 million and ¥1,541 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments are ¥868 million and ¥127 million at March 31, 2015 and 2016, respectively. These investments are in private equity funds.

The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2015 and 2016:

	2015	2016
	(in millions)
Investment securities	¥1,324	¥14,146
Loans	63,698	82,720
Loans held for sale	6	363
Collateral dependent loans	63,692	82,357
Premises and equipment	6,055	7,191
Intangible assets	677	117,726
Goodwill	3,432	333,719
Other assets	1,629	1,199
Investments in equity method investees	102	681
Other	1,527	518

Total	¥76,815	¥556,701

Investment securities primarily include impaired cost-method investments which were written down to fair value during the period. The fair values of nonmarketable equity securities are mainly determined by the Trinomial Tree Method in which the present value of dividend cash flows and option prices are used. The fair values of investments in funds are mainly measured using the net asset value per share. These impaired investment securities are classified as Level 3 of the fair value hierarchy.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market prices, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the fair value hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collateral is comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•	Replacement cost approach. The replacement cost approach is primarily used for buildings and the land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by subsidiaries of MUFG.

•	Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral located in Japan is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•	Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by subsidiaries of MUFG. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on prices obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.

Intangible assets consist of those assets which were written down to fair value. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other-than-temporary. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as those for impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates by allowing the gains and losses on translation of these securities to be included in current earnings. Had the fair value option not been elected, the gains and losses on translation of these securities would have been reflected in OCI, while the gains and losses on translation of foreign currency-denominated financial liabilities would have been included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Other assets. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the accompanying consolidated statements of income.

The following table presents the gains or losses recorded for the fiscal years ended March 31, 2014, 2015 and 2016 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2014			2015			2016
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(225,985)	¥2,017,311	¥1,791,326	¥689,420	¥966,636	¥1,656,056	¥(157,814)	¥(1,058,046)	¥(1,215,860)
Other assets	(531)	—	(531)	(564)	—	(564)	3	—	3

Total	¥(226,516)	¥2,017,311	¥1,790,795	¥688,856	¥966,636	¥1,655,492	¥(157,811)	¥(1,058,046)	¥(1,215,857)

Financial liabilities:
Other short-term borrowings(1)	¥4,064	¥—	¥4,064	¥5,515	¥—	¥5,515	¥3,422	¥—	¥3,422
Long-term debt(1)	87,877	—	87,877	(1,549)	—	(1,549)	10,443	—	10,443

Total	¥91,941	¥—	¥91,941	¥3,966	¥—	¥3,966	¥13,865	¥—	¥13,865

Note:

(1)	Change in value attributable to the instrument-specific credit-risk-related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2015 and 2016 for long-term receivables and debt instruments for which the fair value option has been elected:

	2015			2016
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥1,000	¥1,007	¥7	¥—	¥—	¥—

Total	¥1,000	¥1,007	¥7	¥—	¥—	¥—

Financial liabilities:
Long-term debt	¥585,694	¥584,630	¥(1,064)	¥521,217	¥499,386	¥(21,831)

Total	¥585,694	¥584,630	¥(1,064)	¥521,217	¥499,386	¥(21,831)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2015 and 2016:

	Carrying amount	Estimated fair value
At March 31, 2015		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,353	¥3,353	¥3,353	¥—	¥—
Interest-earning deposits in other banks	37,365	37,365	—	37,365	—
Call loans and funds sold	660	660	—	660	—
Receivables under resale agreements	7,273	7,273	—	7,273	—
Receivables under securities borrowing transactions	4,660	4,660	—	4,660	—
Investment securities(1)(2)	4,285	4,369	1,145	1,034	2,190
Loans, net of allowance for credit losses(3)	117,210	118,720	6	290	118,424
Other financial assets(4)	5,272	5,272	—	5,272	—
Financial liabilities:
Deposits
Non-interest-bearing	¥23,446	¥23,446	¥—	¥23,446	¥—
Interest-bearing	148,543	148,574	—	148,574	—
Total deposits	171,989	172,020	—	172,020	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	20,728	20,728	—	20,728	—
Payables under securities lending transactions	8,205	8,205	—	8,205	—
Due to trust account	1,611	1,611	—	1,611	—
Other short-term borrowings	11,389	11,389	—	11,389	—
Long-term debt	19,394	19,672	—	19,672	—
Other financial liabilities	7,682	7,682	—	7,682	—

	Carrying amount	Estimated fair value
At March 31, 2016		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥8,656	¥8,656	¥8,656	¥—	¥—
Interest-earning deposits in other banks	41,018	41,018	—	41,018	—
Call loans and funds sold	699	699	—	699	—
Receivables under resale agreements	7,447	7,447	—	7,447	—
Receivables under securities borrowing transactions	6,042	6,042	—	6,042	—
Investment securities(1)(2)	3,965	4,045	1,164	1,231	1,650
Loans, net of allowance for credit losses(3)	121,680	123,286	14	263	123,009
Other financial assets(4)	5,182	5,182	—	5,182	—
Financial liabilities:
Deposits
Non-interest-bearing	¥25,965	¥25,965	¥—	¥25,965	¥—
Interest-bearing	155,479	155,523	—	155,523	—
Total deposits	181,444	181,488	—	181,488	—
Call money and funds purchased	1,389	1,389	—	1,389	—
Payables under repurchase agreements	22,114	22,114	—	22,114	—
Payables under securities lending transactions	4,710	4,710	—	4,710	—
Due to trust account	6,338	6,338	—	6,338	—
Other short-term borrowings	9,248	9,248	—	9,248	—
Long-term debt	21,599	21,881	—	21,881	—
Other financial liabilities	6,411	6,411	—	6,411	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥410 billion and ¥432 billion at March 31, 2015 and 2016, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥2,049 billion and ¥1,918 billion at March 31, 2015 and 2016, respectively.

The following section describes the valuation techniques adopted by the MUFG Group to estimate fair values of financial instruments that are not recorded at fair value in the accompanying consolidated balance sheets.

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks, interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as Available-for-sale or Held-to-maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have readily available quoted prices or secondary market prices. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock issued by public companies are determined by utilizing commonly accepted valuation techniques to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Inputs used in the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation techniques. Specifically, the sensitivity and appropriateness of the inputs are verified by using different valuation techniques employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by non-public companies for which a quoted price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous non-public companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The carrying amounts not included in the above summary are ¥410 billion and ¥432 billion at March 31, 2015 and 2016, respectively.

Loans—The fair value of loans is estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such quoted prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, fair value is estimated based mainly on the expected amount to be collected from collateral and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers’ acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥2,049 billion and ¥1,918 billion at March 31, 2015 and 2016, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amounts are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits is estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on quoted prices of those corporate bonds. The fair value of fixed rate corporate bonds without quoted prices is the present value of expected future cash flows from these borrowings, which is discounted at an interest rate generally applicable to similar fixed rate corporate bonds reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without quoted prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2015 and 2016 was not material.